Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	100 Months Ended	102 Months Ended	120 Months Ended
		Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025 [2]	Jul. 31, 2025 [3]	Jul. 31, 2025
Limited Term Tax-Exempt Bond Fund of America® - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Limited Term Tax-Exempt Bond Fund of America — Class A (with sales charge)
Average Annual Return, Percent	[1]	0.65%	0.32%			1.37%
Limited Term Tax-Exempt Bond Fund of America® - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Limited Term Tax-Exempt Bond Fund of America — Class C (with sales charge)
Average Annual Return, Percent	[1]	1.49%	0.12%			1.05%
Limited Term Tax-Exempt Bond Fund of America® - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Limited Term Tax-Exempt Bond Fund of America — Class T (with sales charge)
Average Annual Return, Percent	[1]	0.97%	0.63%	1.71%
Limited Term Tax-Exempt Bond Fund of America® - Class F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Limited Term Tax-Exempt Bond Fund of America — Class F-1
Average Annual Return, Percent	[1]	3.18%	0.80%			1.58%
Limited Term Tax-Exempt Bond Fund of America® - Class F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Limited Term Tax-Exempt Bond Fund of America — Class F-2
Average Annual Return, Percent	[1]	3.46%	1.07%			1.85%
Limited Term Tax-Exempt Bond Fund of America® - Class F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Limited Term Tax-Exempt Bond Fund of America — Class F-3
Average Annual Return, Percent	[1]	3.58%	1.17%		2.13%
Limited Term Tax-Exempt Bond Fund of America® - Class R-6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Limited Term Tax-Exempt Bond Fund of America — Class R-6
Average Annual Return, Percent	[1]	3.58%	1.17%			1.96%
Without Sales Load [Member] | Limited Term Tax-Exempt Bond Fund of America® - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Limited Term Tax-Exempt Bond Fund of America — Class A(without sales charge)
Average Annual Return, Percent	[1]	3.22%	0.83%			1.63%
Without Sales Load [Member] | Limited Term Tax-Exempt Bond Fund of America® - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Limited Term Tax-Exempt Bond Fund of America — Class C(without sales charge)
Average Annual Return, Percent	[1]	2.49%	0.12%			1.05%
Without Sales Load [Member] | Limited Term Tax-Exempt Bond Fund of America® - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Limited Term Tax-Exempt Bond Fund of America — Class T(without sales charge)
Average Annual Return, Percent	[1]	3.54%	1.14%	2.02%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent	[4]	0.00%	0.13%	1.97%	2.11%	2.11%
Bloomberg Municipal Short-Intermediate 1-10 Years Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Short-Intermediate 1-10 Years Index
Average Annual Return, Percent	[4]	3.50%	0.91%	1.90%	1.99%	1.88%

[1]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
[2]	Class T shares were first offered on April 7, 2017.
[3]	Class F-3 shares were first offered on January 27, 2017.
[4]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.